Loans and Allowance for Credit Losses - Effects of Loan Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Reduction | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Weighted-Average Interest Rate Reduction	0.60%	0.60%
Term Extension | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Weighted-Average Months of Term Extension	110 months	103 months
Payment Delay
Financing Receivable, Modified [Line Items]
Weighted-average payment deferral (less than)	$ 1	$ 1
Commercial | Commercial | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Weighted-Average Interest Rate Reduction	20.30%	13.00%
Commercial | Commercial | Term Extension
Financing Receivable, Modified [Line Items]
Weighted-Average Months of Term Extension	11 months	12 months
Commercial | Commercial real estate | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Weighted-Average Interest Rate Reduction	3.20%	3.50%
Commercial | Commercial real estate | Term Extension
Financing Receivable, Modified [Line Items]
Weighted-Average Months of Term Extension	13 months	11 months
Consumer | Residential mortgages | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Weighted-Average Interest Rate Reduction	1.10%	1.20%
Consumer | Residential mortgages | Term Extension
Financing Receivable, Modified [Line Items]
Weighted-Average Months of Term Extension	90 months	98 months
Consumer | Credit card | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Weighted-Average Interest Rate Reduction	16.40%	15.40%
Consumer | Other retail | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Weighted-Average Interest Rate Reduction	7.70%	7.90%
Consumer | Other retail | Term Extension
Financing Receivable, Modified [Line Items]
Weighted-Average Months of Term Extension	5 months	4 months